UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-10491
Nuveen Real Estate Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Real Estate Income Fund (JRS)
September 30, 2007

Shares	Description (1)			Value

	Real Estate Investment Trust Common Stocks – 104.0% (70.5% of Total Investments)

	Industrial – 6.8%

1,823,900	DCT Industrial Trust Inc.			$19,096,233
626,600	First Industrial Realty Trust, Inc.			24,355,942

	Total Industrial			43,452,175

	Office – 18.4%

1,195,300	Brandywine Realty Trust			30,253,043
2,280,800	HRPT Properties Trust			22,557,112
1,090,500	Mack-Cali Realty Corporation			44,819,550
264,600	Maguire Properties, Inc.			6,834,618
116,396	SL Green Realty Corporation			13,591,561

	Total Office			118,055,884

	Residential – 20.6%

315,300	Apartment Investment & Management Company, Class A			14,229,489
464,500	AvalonBay Communities, Inc.			54,838,870
278,100	Camden Property Trust			17,867,925
727,700	Equity Residential			30,825,372
590,000	UDR Inc.			14,348,800

	Total Residential			132,110,456

	Retail – 27.5%

413,800	Federal Realty Investment Trust			36,662,680
691,000	Macerich Company			60,517,780
396,900	Simon Property Group, Inc.			39,690,000
449,800	Weingarten Realty Investors Trust			18,648,708
1,043,100	Westfield Group			20,085,407

	Total Retail			175,604,575

	Specialized – 30.7%

3,430,000	Ashford Hospitality Trust Inc.			34,471,500
791,400	Cogdell Spencer Inc.			14,640,900
579,600	DiamondRock Hospitality Company			10,090,836
1,519,300	Extra Space Storage Inc.			23,382,027
933,800	Health Care Property Investors Inc.			30,974,146
1,716,100	Senior Housing Properties Trust			37,857,166
1,081,600	Ventas Inc.			44,778,240

	Total Specialized			196,194,815

	Total Real Estate Investment Trust Common Stocks (cost $528,876,067)			665,417,905

Shares	Description (1)	Coupon		Value

	Real Estate Investment Trust Preferred Stocks – 39.7% (27.0% of Total Investments)

	Diversified – 7.1%

529,942	Duke-Weeks Realty Corporation	6.950%		$12,374,146
150,000	Lexington Corporate Properties Trust, Series B	8.050%		3,699,000
850,000	Lexington Realty Trust	7.550%		19,864,500
400,000	PS Business Parks, Inc., Series O	7.375%		9,437,520

	Total Diversified			45,375,166

	Specialty Finance – 1.4%

400,000	Gramercy Capital Corporation	8.125%		9,004,000

	Office – 7.5%

160,000	Alexandria Real Estate Equities Inc., Series C	8.375%		4,016,000
200,000	Corporate Office Properties Trust, Series G	8.000%		4,994,000
12,141	Highwoods Properties, Inc., Series A	8.625%		12,975,694
57,612	Highwoods Properties, Inc., Series B	8.000%		1,425,897
81,000	HRPT Properties Trust, Series C	7.125%		1,994,220
1,062,200	Maguire Properties, Inc., Series A	7.625%		22,847,922

	Total Office			48,253,733

	Residential – 4.8%

511,100	Apartment Investment & Management Company, Series U	7.750%		12,598,615
183,000	Apartment Investment & Management Company, Series Y	7.875%		4,527,420
101,900	BRE Properties, Series C	6.750%		2,289,693
505,900	BRE Properties, Series D	6.750%		11,225,921

	Total Residential			30,641,649

	Retail – 3.6%

160,000	Cedar Shopping Centers Inc., Series A	8.875%		4,041,600
113,000	Glimcher Realty Trust, Series F	8.750%		2,742,510
154,300	Glimcher Realty Trust, Series G	8.125%		3,629,136
125,000	Saul Centers, Inc., Series A	8.000%		3,063,750
400,000	Taubman Centers, Inc., Series H	7.625%		9,756,000

	Total Retail			23,232,996

	Specialized – 15.3%

640,000	Ashford Hospitality Trust, Inc., Series D	8.450%		14,912,000
130,000	Ashford Hospitality Trust, Series A	8.550%		3,071,250
546,900	FelCor Lodging Trust Inc., Series C	8.000%		12,988,875
120,000	Hersha Hospitality Trust, Series A	8.000%		2,844,000
800,000	Hospitality Properties Trust, Series C	7.000%		17,400,000
1,000,000	Public Storage, Inc., Series I	7.250%		24,570,000
151,700	Public Storage, Inc.	6.750%		3,443,590
175,000	Strategic Hotel Capital Inc., Series B	8.250%		4,193,000
320,000	Strategic Hotel Capital Inc., Series C	8.250%		7,584,000
300,000	Sunstone Hotel Investors Inc., Series A	8.000%		7,095,000

	Total Specialized			98,101,715

	Total Real Estate Investment Trust Preferred Stocks (cost $269,109,857)			254,609,259

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 3.7% (2.5% of Total Investments)

$23,418	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/07, repurchase price $23,425,601, collateralized by $22,535,000 U.S. Treasury Bond, 5.250%, due 2/15/29, value $23,887,100	3.750%	10/01/07	$23,418,283

	Total Short-Term Investments (cost $23,418,283)			23,418,283

	Total Investments (cost $821,404,207) – 147.4%			943,445,447

	Borrowings – (10.9)% (2)			(70,000,000)

	Other Assets Less Liabilities – (1.8)%			(11,487,686)

	Taxable Auctioned Preferred Shares, at Liquidation Value – (34.7)%			(222,000,000)

	Net Assets Applicable to Common Shares – 100%			$639,957,761

Interest Rate Swaps outstanding at September 30, 2007:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Citigroup Inc.	$43,000,000	Receive	1-Month USD-LIBOR	5.190%	Monthly	2/06/09	$(303,579)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Borrowings Payable as a percentage of total investments is (7.4)%.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2007, the cost of investments was $821,404,208.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$163,421,484
Depreciation	(41,380,245)

Net unrealized appreciation (depreciation) of investments	$122,041,239

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Real Estate Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2007

*	Print the name and title of each signing officer under his or her signature.